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                                                          SUN LIFE ASSURANCE
                                                          COMPANY OF CANADA
                                                          (U.S.)
                                                          One Sun Life Executive
                                                          Park
                                                          Wellesley Hills, MA
                                                          02481-5699


May 16, 2001



Securities and Exchange Commission
One Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re: Sun Life of Canada (U.S.) Variable Account G ("Registrant") Post-Effective Amendment No. 7 (the "Post Effective Amendment") to Registration Statement on Form S-6 (File No. 333-13087)
           (the "Registration Statement")

Commissioners:

     In lieu of filing under paragraph (c) of Reg. ss.230.497 of the Securities Act of 1933, Sun Life of Canada (U.S.) Variable Account G ("Registrant") hereby certifies in accordance with paragraph (j) of such Reg. ss.230.497 that:

(1) The form of the Prospectus that would have been filed under paragraph (c) of Reg. ss.230.497 would not have differed from that contained in the Post-Effective Amendment; and

(2) The text of the Post-Effective Amendment, which is the most recent amendment to the Registration Statement, was filed electronically.

                                    SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

                                    /s/ EDWARD M. SHEA
                                    Edward M. Shea, Esq.
                                    Assistant Vice President and Senior Counsel



                                    Sun Life Assurance Company of Canada (U.S.)
                                    is a member of the Sun Life Financial group of companies.
                                    WWW.SUNLIFE-USA.COM